Consolidated balance sheet - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and balances at central banks	£ 77,858	£ 88,897
Trading assets	76,745	75,119
Derivatives	150,029	133,349
Settlement balances	4,387	2,928
Loans to banks - amortised cost	10,689	12,947
Loans to customers - amortised cost	326,947	305,089
Securities subject to repurchase agreements	4,269	9,890
Other financial assets excluding securities subject to repurchase agreements	57,183	49,595
Other financial assets	61,452	59,485
Intangible assets	6,622	6,616
Other assets	8,310	9,805
Total assets	723,039	694,235
Liabilities
Bank deposits	20,493	23,297
Customer deposits	369,247	360,914
Settlement balances	4,069	3,066
Trading liabilities	73,949	72,350
Derivatives	146,879	128,897
Other financial liabilities	45,220	39,732
Subordinated liabilities	9,979	10,535
Other liabilities	9,647	8,954
Total liabilities	679,483	647,745
Ordinary shareholders' interests	38,993	41,182
Other owners' interests	4,554	4,554
Owners' equity	43,547	45,736
Non-controlling interests	9	754
Total equity	43,556	46,490	[1]
Total liabilities and equity	£ 723,039	£ 694,235

[1]	Restated for IAS12 ‘income taxes’ refer to accounting policy 1, Other amendments to IFRS, for further details.